Income Taxes - Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 41	$ 65
Net operating loss carryforward with no expiration	0	0
Net operating loss carryforward with expiration	41	65
Tax credit carryforwards	0	7
Tax credit carryforwards with no expiration	0	0
Tax credit carryforwards with expiration	0	7
Capital loss carryforwards	0	0
Capital loss carryforwards with no expiration	0	0
Capital loss carryforwards with expiration	0	0
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	873	911
Net operating loss carryforward with no expiration	0	0
Net operating loss carryforward with expiration	873	911
Tax credit carryforwards	28	45
Tax credit carryforwards with no expiration	7	10
Tax credit carryforwards with expiration	21	35
Capital loss carryforwards	0	289
Capital loss carryforwards with no expiration	0	0
Capital loss carryforwards with expiration	0	289
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6,522	4,608
Net operating loss carryforward with no expiration	6,287	4,537
Net operating loss carryforward with expiration	235	71
Tax credit carryforwards	21	10
Tax credit carryforwards with no expiration	0	0
Tax credit carryforwards with expiration	21	10
Capital loss carryforwards	240	235
Capital loss carryforwards with no expiration	193	235
Capital loss carryforwards with expiration	$ 47	$ 0